Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,969	$ 9,929	$ 10,710	$ 11,646	$ 11,607	$ 10,413	$ 10,315	$ 10,587	$ 11,230	$ 11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value	10,000	10,749	11,251	11,718	11,452	12,788	12,446	13,703	15,216	16,357	17,059
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,270	$ 11,565	$ 12,430	$ 12,434	$ 14,345	$ 12,507	$ 13,640	$ 15,064	$ 16,613	$ 17,595